Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to ordinary shareholders of the parent company
	Half-year to
	30 Jun	30 Jun	31 Dec
	2019	2018	2018
	$m	$m	$m
Profit attributable to shareholders of the parent company	9,216	7,748	5,979
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(664)	(530)	(499)
Profit attributable to ordinary shareholders of the parent company	8,507	7,173	5,435

Basic and diluted earnings per share
		Half-year to
		30 Jun 2019			30 Jun 2018			31 Dec 2018
		Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	8,507	20,124	0.42	7,173	19,998	0.36	5,435	19,786	0.27
Effect of dilutive potential ordinary shares			65			86			83
Diluted	1	8,507	20,189	0.42	7,173	20,084	0.36	5,435	19,869	0.27

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).